Share-Based Compensation (Summary Of Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash used to settle exercised CAD awards	$ 7,857		$ 5,811		$ 9,841
Current payable related to exercises			907
Class A shares issued in connection with partial vesting	338,014
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, beginning balance	2,129,221		2,923,582		3,534,414
Exercised, Units	(1,022,347)	[1]	(696,067)	[2]	(525,017)	[3]
Forfeited, Units	(88,568)		(98,294)		(85,815)
Number of units outstanding, ending balance	1,018,306		2,129,221		2,923,582		3,534,414
Exercisable, Units	451,873
Outstanding, Weighted-average base value, beginning balance	$ 6.76		$ 6.22		$ 5.82		$ 5.54
Exercised, Weighted-average base value	$ 5.69	[1]	$ 4.61	[2]	$ 5.19	[3]
Forfeited, Weighted-average base value	$ 6.32		$ 5.62		$ 5.02
Outstanding, Weighted-average base value, ending balance	$ 6.76		$ 6.22		$ 5.82		$ 5.54
Exercisable, Weighted-average base value	$ 7.46
Outstanding, Weighted-average fair value	$ 5.23		$ 5.79		$ 14.44		$ 10.94
Exercisable, Weighted-average fair value	$ 4.55
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted-average base value, beginning balance	$ 14.31		$ 14.35		$ 21.20
Outstanding, Weighted-average base value, ending balance	$ 14.31		$ 14.35		$ 21.20
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, beginning balance	2,464,434		1,879,847
IPO Special Grant, Units					1,046,459
Granted, Units	431,726		584,587		833,388
Forfeited, Units	(462,272)
Number of units outstanding, ending balance	2,433,888		2,464,434		1,879,847
Exercisable, Units	546,687
Outstanding, Weighted-average base value, beginning balance	$ 18.57		$ 19.58		$ 21.20
Granted, Weighted-average base value	$ 14.31		$ 14.35		$ 21.20
IPO Special Grant, Weighted-average base value					$ 21.20
Forfeited, Weighted-average base value	$ 19.97
Outstanding, Weighted-average base value, ending balance	$ 18.57		$ 19.58		$ 21.20
Exercisable, Weighted-average base value	$ 21.20
Outstanding, Weighted-average fair value	$ 5.26		$ 5.47		$ 5.55
IPO Special Grant, Weighted-average fair value					$ 5.28
Grant, Weighted-average fair value	$ 4.19		$ 5.22		$ 5.89
Forfeitures, Weighted-average fair value	$ 5.41
Exercisable, Weighted-average fair value	$ 5.59
Reclassified accumulated recorded compensation expense, common stock upon issuance	$ 7,166
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, beginning balance	1,224,761		1,013,592
IPO Special Grant, Units					782,137
Granted, Units	213,600		211,169		231,455
Vested, units	(338,014)	[4]
Forfeited, Units	(196,253)
Number of units outstanding, ending balance	904,094	[5]	1,224,761		1,013,592
Outstanding, Weighted-average base value, beginning balance	$ 18.25		$ 20.02		$ 21.20
Granted, Weighted-average base value			$ 14.35		$ 21.20
Outstanding, Weighted-average base value, ending balance	$ 18.25		$ 20.02		$ 21.20
IPO Special Grant, Weighted-average fair value					$ 21.20
Grant, Weighted-average fair value	$ 14.31
Vested, Weighted-average fair value	$ 21.20	[4]
Forfeitures, Weighted-average fair value	$ 19.94

[1]	The total amount paid for these exercises was $7,857.
[2]	The total amount paid for these exercises was $5,811. At December 31, 2012 the Company maintained a current payable of $907 related to these exercises that is disclosed within “accrued payroll and other liabilities” in the Company’s balance sheet.
[3]	The total amount paid for these exercises was $9,841.
[4]	The Company issued 338,014 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $7,166 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.
[5]	Related to awards that will vest between fiscal years 2014 and 2018.